Loans and borrowings - Summary Of Loans And Borrowings (Details) - RUB (₽) ₽ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Long-term loans and borrowings:
Bank loan	₽ 1,270,275	₽ 4,064,501
Total	1,270,275	4,064,501
Current loans and borrowings:
Bank loan - current portion	3,327,102	1,064,554
Total	₽ 3,327,102	₽ 1,064,554